As filed with the Securities and Exchange Commission on May 20, 2016
File No.033-03920/811-04615

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 73	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 73		☒

HARTFORD HLS SERIES FUND II, INC.

(Exact Name of Registrant as Specified in Charter)

5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (610) 386-4068

Edward P. Macdonald, Esquire
Hartford Funds Management Company, LLC
5 Radnor Corporate Center, Suite 300
100 Matsonford Road
Radnor, Pennsylvania 19087
(Name and Address of Agent for Service)

Copy to:
John V. O’Hanlon, Esquire
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, Massachusetts 02110-2605

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on (Date) pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (Date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (Date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the Township of Radnor, and Commonwealth of Pennsylvania, on the 20th day of May 2016.

HARTFORD HLS SERIES FUND II, INC.

By:	/s/ James E. Davey
James E. Davey
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ James E. Davey	Director, President and Chief Executive Officer	May 20, 2016
James E. Davey

/s/ Michael J. Flook	Controller & Treasurer	May 20, 2016
Michael J. Flook	(Chief Accounting Officer & Chief Financial Officer)

*	Director	May 20, 2016
Hilary E. Ackermann

*	Director	May 20, 2016
Lynn S. Birdsong

**	Director	May 20, 2016
Christine Detrick

*	Director	May 20, 2016
Duane E. Hill

*	Director	May 20, 2016
Sandra S. Jaffee

*	Chairman of the Board and Director	May 20, 2016
William P. Johnston

*	Director	May 20, 2016
Phillip O. Peterson

*	Director	May 20 2016
Lemma W. Senbet

/s/ Edward P. Macdonald		May 20, 2016
*, ** By: Edward P. Macdonald
Attorney-in-fact

* Pursuant to Power of Attorney dated November 4, 2015 (incorporated by reference to Post-Effective Amendment No. 71 filed on February 9, 2016)

** Pursuant to Power of Attorney dated March 18, 2016 (incorporated by reference to Post-Effective Amendment No. 72 filed on April 5, 2016)

EXHIBIT INDEX

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document